UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners
Municipal Funds

Massachusetts Money Market
Portfolio

S E M I - A N N U A L

R E P O R T

SEPTEMBER 30, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Municipal Funds

	Massachusetts Money Market Portfolio

Semi-Annual Report • September 30, 2006

What’s Inside
	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	10
	Statement of Operations	11
	Statements of Changes in Net Assets	12
	Financial Highlights	13
	Notes to Financial Statements	14
Fund Objective The Fund seeks to provide income exempt from both regular federal income taxes* and Massachusetts personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.	Board Approval of Management and Subadvisory Agreements	21

* Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand, it weakened considerably as the reporting period progressed. After gross domestic product (“GDP”)[i] increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. The economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6% according to the U.S. Commerce Department. The advance estimate for third quarter GDP growth was 1.6%—the lowest growth rate since the first quarter 2003.

After increasing the federal funds rateii to 5.25% in June — its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its August, September and October meetings. In its statement accompanying the October meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market. Going forward, the economy seems likely to expand at a moderate pace. Readings on core inflation have been elevated, and the high level of resource utilization has the potential to sustain inflation pressures. However, inflation pressures seem likely to moderate over time, reflecting reduced impetus from energy prices, contained inflation expectations, and the cumulative effects of monetary policy actions and other factors restraining aggregate demand.” The Fed’s next meeting is on December 12th and further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June—when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively — rates fell

Massachusetts Money Market Portfolio	I

sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a record $78 a barrel in mid-July, fell 15% in the third quarter.iv Overall, during the six months ended September 30, 2006, two-year Treasury yields fell from 4.82% to 4.71%. Over the same period, 10-year Treasury yields declined from 4.86% to 4.64%. The same trend occurred in the overall municipal bond market.

The yields available from tax-free money market instruments fluctuated given the changes in short term interest rates over the six-month reporting period. Overall, during this period, there remained solid demand for short-term money market securities.

Performance Review

As of September 30, 2006, the seven-day current yield for Massachusetts Money Market Portfolio was 3.08% and its seven-day effective yield, which reflects compounding, was 3.13%.[1]

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Massachusetts Money Market Portfolio Yields as of September 30, 2006 (unaudited)
Seven-day current yield[1]	3.08%
Seven-day effective yield[1]	3.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	Massachusetts Money Market Portfolio

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup Inc.’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Changes to certain share class names and features were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Massachusetts Money Market Portfolio	III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 27, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal Alternative Minimum Tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	Source: The Wall Street Journal, 9/29/06.

IV	Massachusetts Money Market Portfolio

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Education

22.2%

Hospitals

13.3%

General Obligation

12.6%

Transportation

8.5%

Water & Sewer

7.2%

Life Care Systems

6.9%

Miscellaneous

6.1%

Utilities

5.9%

Industrial Development

4.9%

Housing: Multi-Family

4.4%

Solid Waste

3.8%

Housing: Single-Family

2.1%

Finance

1.6%

Pre-Refunded

0.5%

0.0%

5.0%

10.0%

15.0%

20.0%

25.0%

September 30, 2006

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.49%	$1,000.00	$1,014.90	0.59%	$2.98
(1)	For the six months ended September 30, 2006.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.11	0.59%	$2.99
(1)	For the six months ended September 30, 2006.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A’sannualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	3

Schedule of Investments (September 30, 2006) (unaudited)
MASSACHUSETTS MONEY MARKET PORTFOLIO
Face Amount	Rating ‡	Security	Value

SHORT-TERM INVESTMENTS — 100.6%
Education — 22.4%
		Massachusetts Health and Education, University Revenue:
$ 1,500,000	NR	3.630% due 10/10/06	$1,500,000
2,000,000	NR	3.650% due 11/7/06	2,000,000
5,095,000	VMIG1(a)	Massachusetts State College Building Authority MERLOT, PART, Series B-11, AMBAC-Insured, SPA-Wachovia Bank, 3.770%, 10/4/06 (b)	5,095,000
		Massachusetts State DFA:
200,000	A-1+	Clark University, Series A, AMBAC-Insured, SPA-Bank of America, 3.700%, 10/4/06 (b)	200,000
10,000,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.740%, 10/5/06 (b)	10,000,000
5,555,000	A -1+	Revenue, Chestnut Hill School, LOC-Citizens Bank, 3.760%, 10/4/06 (b)	5,555,000
847,000	A-1+	Smith College Project, 3.650%, 10/5/06 (b)	847,000
		Massachusetts State HEFA:
1,650,000	A-1+	Amherst College, Series H, 3.580% due 1/11/07 (c)(d)	1,650,000
2,000,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.770%, 10/5/06 (b)	2,000,000
5,095,000	A-1+	Pool Loan Program Series M-3B-3, LOC-Citizens Bank, 3.740%, 10/5/06 (b)	5,095,000
1,500,000	A-1+	Revenue, TECP, Harvard University, Series EE, 3.450% due 10/16/06	1,500,000
3,490,000	VMIG1(a)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-Wachovia Bank, 3.770%, 10/4/06 (b)	3,490,000
550,000	A-1+	University of Massachusetts, Series A, LOC-Dexia Credit Local, 3.700%, 10/4/06 (b)	550,000
2,435,000	A-1+	Wellesley College, Issue E, 3.800%, 10/4/06 (b)	2,435,000
		Williams College:
3,028,000	A-1+	3.680%, 10/5/06 (b)	3,028,000
400,000	A-1+	Series E, 3.710%, 10/4/06 (b)	400,000
3,500,000	VMIG1(a)	Massachusetts State IFA, Revenue, Buckingham Browne Issue,
		LOC-State Street Bank & Trust Co., 3.740%, 10/5/06 (b)	3,500,000
		Total Education	48,845,000
Finance — 1.6%
		Massachusetts State, DFA:
1,500,000	VMIG1(a)	Buckingham Browne Nichols, LOC-JPMorgan Chase Bank, 3.760%, 10/5/06 (b)	1,500,000
2,000,000	A-1+	WGBH Educational Foundation, Series A, AMBAC-Insured,
		SPA-Royal Bank of Canada, 3.750%, 10/4/06 (b)	2,000,000
		Total Finance	3,500,000
General Obligation — 12.7%
3,142,000	SP-1+	Barnstable, MA, GO, BAN, 4.350% due 2/16/07	3,148,908
2,345,000	Aa1(a)	City of Boston, MA, GO, Series A, 4.000% due 1/1/07	2,349,618
5,000,000	VMIG1(a)	Everett, MA, GO, BAN, 4.250% due 2/9/07	5,012,292

See Notes to Financial Statements.

4	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)
Face Amount	Rating ‡	Security	Value

General Obligation — 12.7% (continued)
		Massachusetts State GO:
$ 1,100,000	A-1+	Central Artery, Series A, SPA-Landesbank Baden-Wuerttenburg, 3.800%, 10/2/06 (b)	$1,100,000
1,700,000	A-1+	Refunding, Series B, SPA-Depfa Bank PLC, 3.700%, 10/5/06 (b)	1,700,000
4,300,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.740%, 10/5/06 (b)	4,300,000
7,000,000	SP-1+	Norwood, MA,GO, BAN, 4.500% due 6/8/07	7,041,712
700,000	SP-1+	Waltham, MA, GO, BAN, 4.500% due 11/15/06	700,770
1,565,000	SP-1+	Whitman Hanson Regional School District, MA, GO, BAN-State Aid Withholding, 4.500% due 1/12/07	1,569,119
850,000	VMIG1(a)	Woburn, MA, GO, BAN, 4.500% due 10/6/06	850,138
		Total General Obligation	27,772,557
Hospitals — 13.4%
		Massachusetts State DFA, Revenue:
1,000,000	A-1+	Masonic Nursing Home Inc., LOC-Citizens Bank, 3.760%, 10/4/06 (b)	1,000,000
9,650,000	VMIG1(a)	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.840%, 10/5/06 (b)	9,650,000
		Massachusetts State HEFA:
2,332,500	A-1	Bay State Medical Center, Series 834, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.770%, 10/5/06 (b)	2,332,500
1,750,000	A-1+	Childrens Hospital, Series L-1, AMBAC-Insured, 3.740%, 10/5/06 (b)	1,750,000
5,000,000	A-1+	Partners Healthcare Systems, Series P-1, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan Chase, 3.750%, 10/4/06 (b)	5,000,000
		Revenue:
1,465,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.750%, 10/5/06 (b)	1,465,000
6,000,000	VMIG1(a)	Harvard Vanguard Medical Associates, LOC-Bank of America, 3.700%, 10/5/06 (b)	6,000,000
2,000,000	VMIG1(a)	Hillcrest Extended Care A, LOC-KBC Bank NV, 3.710%, 10/4/06 (b)	2,000,000
		Total Hospitals	29,197,500
Housing: Multi-Family — 4.4%
1,000,000	A-1+	Canton, MA, Housing Authority, MFH, Housing Mortgage Revenue, Refunding, Canton Arboretum Apartments, LIQ-FNMA, 3.750%, 10/4/06 (b)(e)	1,000,000
2,600,000	VMIG1(a)	Massachusetts State DFA, MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.790%, 10/4/06 (b)	2,600,000
		Massachusetts State HFA:
		Housing Revenue:
500,000	A-1+	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.700%, 10/4/06 (b)	500,000
3,500,000	A-1+	Series G, SPA-HSBC Holdings PLC, 3.700%, 10/4/06 (b)	3,500,000
2,000,000	VMIG1(a)	MFH, Princeton Crossing, FNMA, 3.750%, 10/5/06 (b)(e)	2,000,000
		Total Housing: Multi-Family	9,600,000

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	5

Schedule of Investments (September 30, 2006) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Housing: Single Family — 2.1%
		Massachusetts State HFA:
$1,300,000	VMIG1(a)	Housing Revenue, FSA Insured, SPA-Dexia Credit Local, 3.730%,
		10/4/06 (b)(e)	$1,300,000
3,346,000	VMIG1(a)	Single Family, Clipper Tax Exempt Trust, Series 98-8, PART, AMBAC-
		Insured, SPA-State Street Bank & Trust, 3.770%, 10/5/06 (b)	3,346,000
		Total Housing: Single Family	4,646,000
Industrial Development — 4.9%
		Massachusetts State:
1,000,000	NR	3.580% due 11/2/06	1,000,000
2,000,000	NR	3.500% due 12/6/06	2,000,000
		Massachusetts State DFA:
1,720,000	A-1+	Ahead Headgear Inc., LOC-Royal Bank of Scotland, 3.750%,
		10/4/06 (b)(e)	1,720,000
600,000	A-1+	Cider Mills Farms Co. Inc., LOC-Bank of America, 3.790%,
		10/4/06 (b)(e)	600,000
2,345,000		Epichem Inc. Project, LOC-Wachovia Bank, 3.890%, 10/5/06 (b)(e)	2,345,000
800,000	A-1+	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank, 3.740%, 10/5/06 (b)	800,000
1,450,000	A-1+	Revenue, Salem Family Limited Partnership, LOC-Bank of America,
		3.750%, 10/4/06 (b)(e)	1,450,000
		Massachusetts State IFA:
390,000	A-1+	420 Newburyport Turnpike, Series 1998, LOC-Bank of America,
		3.750%, 10/4/06 (b)(e)	390,000
400,000	NR	Peterson American Corp. Project, LOC-JPMorgan Chase, 3.850%,
		10/4/06 (b)(e)	400,000
		Total Industrial Development	10,705,000
Life Care Systems — 6.9%
		Massachusetts State DFA:
3,650,000	A-1+	Assisted Living, Whalers Cove Project, Series A, LOC-Wachovia
		Bank, 3.790%, 10/5/06 (b)(e)	3,650,000
7,120,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.750%, 10/5/06 (b)	7,120,000
4,380,000	VMIG1(a)	Massachusetts State HEFA, CIL Realty of Massachusetts Inc.,
		LOC-Dexia CLF, 3.750%, 10/4/06 (b)	4,380,000
		Total Life Care Systems	15,150,000
Miscellaneous — 6.1%
		Massachusetts State DFA:
2,500,000	A-1+	Draper Laboratory Issue, MBIA-Insured, LIQ-JPMorgan Chase,
		3.700%, 10/4/06 (b)	2,500,000
2,460,000	A-1+	Horner Millwork Corp., LOC-Bank of America, 3.790%, 10/4/06 (b)(e)	2,460,000

See Notes to Financial Statements.

6	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Miscellaneous — 6.1% (continued)
		Revenue:
$3,100,000	A-1+	Community Resources For Justice, LOC-Citizens Bank of MA,
		3.750%, 10/5/06 (b)	$3,100,000
4,700,000	VMIG1(a)	Marine Biological Laboratory, LOC-JPMorgan Chase, 3.770%,
		10/5/06 (b)	4,700,000
675,000	VMIG1(a)	Massachusetts State IFA, Whitehead Institute Biomed Research,
		SPA-Bank of America, 3.700%, 10/4/06 (b)	675,000
		Total Miscellaneous	13,435,000
Pre-Refunded — 0.5%
1,000,000	VMIG1(a)	Massachusetts State HEFA Revenue, Highway Revenue, Series SGA
		113, SPA-Wachovia Bank, Call 7/1/10 @ 101, 3.770%, 10/4/06 (b)(f)	1,000,000
Solid Waste — 3.9%
		Massachusetts State DFA, Solid Waste Disposal Revenue, Newark
		Group Project:
1,125,000	A-1+	Series A, LOC-JPMorgan Chase, 3.750%, 10/4/06 (b)(e)	1,125,000
7,300,000	A-1+	Series C, LOC-JPMorgan Chase, 3.750%, 10/4/06 (b)(e)	7,300,000
		Total Solid Waste	8,425,000
Transportation — 8.5%
3,700,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation
		Systems, LOC-Westdeutsche Landesbank, 3.700%, 10/4/06 (b)	3,700,000
		Massachusetts Port Authority:
2,000,000	NR	3.570% due 10/2/06	2,000,000
		TECP:
2,750,000	NR	3.510% due 10/3/06	2,750,000
1,500,000	NR	3.540% due 10/3/06	1,500,000
1,500,000	NR	3.510% due 11/6/06	1,500,000
2,250,000	NR	Series 2003, LOC-Westdeutsche Landesbank, 3.500% due 11/1/06	2,250,000
4,910,000	VMIG1(a)	Massachusetts State Turnpike Authority, PART, Series 334, MBIA-
		Insured, LIQ-Morgan Stanley, 3.770%, 10/5/06 (b)	4,910,000
		Total Transportation	18,610,000
Utilities — 6.0%
		Massachusetts Municipal Wholesale Electric Co. Power Supply System
		Revenue, Series A, MBIA-Insured:
5,000,000	AAA	Nuclear Project 4, 5.000% due 7/1/07	5,046,442
1,000,000	AAA	Project 6, 5.000% due 7/1/07	1,008,997
7,000,000	VMIG1(a)	Massachusetts State DFA, ISO New England Inc., LOC-Key Bank,
		3.770%, 10/5/06 (b)	7,000,000
		Total Utilities	13,055,439

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	7

Schedule of Investments (September 30, 2006) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Water & Sewer — 7.2%
$5,995,000	A-1+	Boston, MA, Water and Sewer Community Revenue, General Senior
		Series A, LOC-State Street Bank & Trust Co., 3.690%, 10/5/06 (b)	$5,995,000
		Massachusetts State Water Resources Authority, Multi-Modal,
		General Subordinated:
4,470,000	A-1+	Series B, FGIC-Insured, SPA-Bayerische Landesbank, 3.750%, 10/4/06 (b)	4,470,000
5,300,000	A-1+	Series D, FGIC-Insured, LIQ-Dexia Credit Local, 3.750%, 10/4/06 (b)	5,300,000
		Total Water & Sewer	15,765,000
		TOTAL INVESTMENTS — 100.6% (Cost — $219,706,496#)	219,706,496
		Liabilities in Excess of Other Assets — (0.6)%	(1,402,704)
		TOTAL NET ASSETS — 100.0%	$218,303,792
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.
(d)	Maturity date shown represents the mandatory tender date.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 9 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	– Ambac Assurance Corporation
BAN	– Bond Anticipation Notes
CIL	– Corporation for Independent Living
DFA	– Development Finance Agency
FGIC	– Financial Guaranty Insurance Company
FNMA	– Federal National Mortgage Association
FSA	– Financial Security Assurance
GO	– General Obligation
HEFA	– Health & Educational Facilities Authority
HFA	– Housing Finance Authority
IFA	– Industrial Finance Agency
ISO	– Independent System Operator
LIQ	– Liquidity Facility
LOC	– Letter of Credit
MBIA	– Municipal Bond Investors Assurance Corporation
MERLOT	– Municipal Exempt Receipts Liquidity Optional Tender
MFH	– Multi-Family Housing
PART	– Partnership Structure
SPA	– Standby Bond Purchase Agreement
TECP	– Tax Exempt Commercial Paper

See Notes to Financial Statements.

8	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to the “Aa” rating where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	9

Statement of Assets and Liabilities (September 30, 2006) (unaudited)
ASSETS:
Investments, at amortized cost	$219,706,496
Cash	48,423
Receivable for Fund shares sold	2,860,532
Interest receivable	1,202,828
Prepaid expenses	8,964
Other assets	1,634
Total Assets	223,828,877
LIABILITIES:
Payable for Fund shares repurchased	3,398,139
Payable for securities purchased	2,000,410
Investment management fee payable	83,046
Distribution fees payable	6,153
Deferred compensation payable	1,634
Trustees’ fees payable	1,559
Accrued expenses	34,144
Total Liabilities	5,525,085
Total Net Assets	$218,303,792
NET ASSETS:
Par value (Note 3)	$218,165
Paid-in capital in excess of par value	218,069,037
Accumulated net realized gain on investments	16,590
Total Net Assets	$218,303,792
Shares Outstanding:
Class A	218,164,593
Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

10	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2006) (unaudited)
INVESTMENT INCOME:
Interest	$3,890,154
EXPENSES:
Investment management fee (Note 2)	494,690
Distribution fees (Note 2)	109,931
Shareholder reports	14,401
Audit and tax	11,331
Legal fees	8,627
Transfer agent fees	5,573
Registration fees	3,485
Trustees’ fees	2,726
Insurance	2,359
Custody fees	1,287
Miscellaneous expenses	4,769
Total Expenses	659,179
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(9,071)
Net Expenses	650,108
Net Investment Income	3,240,046
Increase in Net Assets From Operations	$3,240,046

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	11

Statements of Changes in Net Assets
For the six months ended September 30, 2006 (unaudited) and the year ended March 31, 2006
	September 30	March 31

OPERATIONS:
Net investment income	$3,240,046	$4,064,978
Net realized gain	—	16,590
Increase in Net Assets From Operations	3,240,046	4,081,568
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(3,240,046)	(4,064,978)
Decrease in Net Assets From Distributions to Shareholders	(3,240,046)	(4,064,978)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	518,572,790	928,410,325
Reinvestment of distributions	3,189,470	4,119,005
Cost of shares repurchased	(505,712,087)	(913,342,783)
Increase in Net Assets From Fund Share Transactions	16,050,173	19,186,547
Increase in Net Assets	16,050,173	19,203,137
NET ASSETS:
Beginning of period	202,253,619	183,050,482
End of period	$218,303,792	$202,253,619

See Notes to Financial Statements.

12	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2006(1)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income	0.015		0.021	0.008	0.004	0.008	0.018
Net realized gain (loss)	—		0.000 (2)	—	—	0.000 (2)	(0.000	)(2)
Total Income From Operations	0.015		0.021	0.008	0.004	0.008	0.018
Less Distributions From:
Net investment income	(0.015)		(0.021)	(0.008)	(0.004)	(0.008)	(0.018)
Net realized gain	—		—	—	—	—	—
Total Distributions	(0.015)		(0.021)	(0.008)	(0.004)	(0.008)	(0.018)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(3)	1.49%		2.10%	0.81%	0.44%	0.78%	1.81%
Net Assets, End of Period (millions)	$218		$202	$183	$223	$254	$300
Ratios to Average Net Assets:
Gross expenses	0.60	%(4)	0.64%	0.64%	0.61%	0.65%	0.66%
Net expenses(5)	0.59	(4)(6)	0.64 (6)	0.64 (6)	0.61	0.65	0.65	(6)
Net investment income	2.95	(4)	2.09	0.79	0.43	0.78	1.80
(1)	For the six months ended September 30, 2006 (unaudited).
(2)	Amount represents less than $.001 per share.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class A may not exceed 0.80%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	13

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Massachusetts Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of the Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(f ) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

14	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2006, the Fund’s Class A shares had a voluntary expense limitation in place of 0.80%.

During the six months ended September 30, 2006, SBFM and LMPFA waived a portion of their investment management fees in the amount of $9,071.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

The Fund has adopted a Rule 12b-1 distribution plan under which the Fund pays a service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the six months ended September 30, 2006, total distribution fees, which are accrued daily and paid monthly, were $109,931.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	15

Notes to Financial Statements (unaudited) (continued)

obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members, effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2006, the Fund had accrued $1,634 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of Beneficial Interest

At September 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
Class A
Shares sold	518,572,790	928,410,325
Shares issued on reinvestment	3,189,470	4,119,005
Shares repurchased	(505,712,087)	(913,342,783)
Net Increase	16,050,173	19,186,547

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the

16	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	17

Notes to Financial Statements (unaudited) (continued)

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*      *      *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested, (including the Fund) and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds

18	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

6. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

7. Additional Shareholder Information

The Fund’s Board approved a number of initiatives designed to streamline and restructure the fund complex, and authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders have been asked to elect a new board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also have been asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters were sent to shareholders. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a

Massachusetts Money Market Portfolio 2006 Semi-Annual Report	19

Notes to Financial Statements (unaudited) (continued)

tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*      *      *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

20	Massachusetts Money Market Portfolio 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 22, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”)or any subinvestment adviser or proposed subinvestment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included

Massachusetts Money Market Portfolio	21

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did

22	Massachusetts Money Market Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Massachusetts Money Market Portfolio	23

Legg Mason Partners Municipals Funds Massachusetts Money Market Portfolio

TRUSTEES Lee Abraham Jane F. Dasher Donald R. Foley R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER

Legg Mason Partners Fund

Advisor, LLC

SUBADVISER

Western Asset Management

Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the

general information of the share-
holders of Legg Mason Partners

Municipal Funds – Massachusetts

Money Market Portfolio and is not

intended for use by the general public.

Legg Mason Partners
Municipal Funds
Massachusetts Money Market
Portfolio

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s investment
objectives, risks, charges and
expenses carefully before
investing. The prospectus
contains this and other important
information about the Fund.
Please read the prospectus carefully
before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

FD01736 11/06                                         SR06-175

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-451-2010, and (2) on the
Fund's website at www.leggmason.com/InvestorServices and (3) on the
SEC's website at www.sec.gov. Proxy voting reports for the period ending
June 30, 2005 will continue to be listed under the Fund's former
Smith Barney Muni Funds – Massachusetts Money Market Portfolio name.

The Fund is a separate investment fund of the Legg Mason Partners
Municipal Funds, a Massachusetts business trust.

LEGG MASON PARTNERS MUNICIPAL FUNDS
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C., and information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call
1-800-451-2010.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable. Exhibit99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: December 8, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: December 8, 2006

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Legg Mason Partners Municipal Funds

Date: December 8, 2006